Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator: Earnings attributable to common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$ 933	$ 224,262	$ 233,723	$ 3,730,367
Less: interest available to be withdrawn for payment of taxes	(808)	(542,908)		(753,586)
Net income attributable to common stock subject to possible redemption	$ 125	$ 181,354	$ 233,723	$ 2,976,781
Denominator: Weighted Average Redeemable Common Stock
Basic and diluted weighted average shares outstanding (in Shares)	3,881,505	6,076,290	5,207,431	17,476,926
Basic and diluted net income per share, redeemable common stock (in Dollars per share)	$ 0.00	$ 0.03	$ 0.04	$ 0.17
Numerator: Net Income (Loss) minus Net Earnings – Basic
Net income (loss)	$ 200,913	$ (305)	$ (3,166,547)	$ 2,533,106
Less: income allocable to common stock subject to possible redemption	(125)	(181,354)	(233,723)	(2,976,781)
Non-Redeemable Net Income (Loss) - Basic	$ 200,788	$ (181,659)	$ (3,400,270)	$ (443,675)
Denominator: Weighted Average Non-Redeemable Common Stock
Basic weighted average shares outstanding, Non-redeemable common stock (in Shares)	8,086,215	7,148,526	7,272,058	7,101,692
Basic net income (loss) per share, Non-redeemable common stock (in Dollars per share)	$ 0.02	$ (0.03)
Numerator: Net Income (Loss) minus Net Earnings – Diluted
Non-redeemable net income (loss) – Basic	$ 200,788	$ (181,659)
Less: change in fair value of derivative liability	(853,000)		$ 2,357,500
Non-Redeemable Net Income (Loss) – Diluted	$ (652,212)	$ (181,659)
Denominator: Weighted Average Non-Redeemable Common Stock
Diluted weighted average shares outstanding, Non-redeemable common stock (in Shares)	8,206,296	7,148,526
Diluted net loss per share, Non-redeemable common stock (in Dollars per share)	$ (0.08)	$ (0.03)